S000028164 [Member] Annual Fund Operating Expenses - DoubleLine Core Fixed Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.50%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.75%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.44%	[2]
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.55%	[2]

[1]	Other expenses have been restated to reflect current contractual fees.
[2]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. The Fund’s Acquired Fund Fees and Expenses have been restated to reflect current expenses. When the Fund invests in other DoubleLine funds (as defined herein), DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.05% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s most recent fiscal year. The effects of this waiver agreement are reflected in the last two rows of the table above. This waiver agreement will apply until at least August 1, 2027, except that it may be terminated at any time with the consent of the Board of Trustees.